Jul. 29, 2019
Centre Global Infrastructure Fund

CENTRE FUNDS

Centre Global Infrastructure Fund

Supplement Dated July 22, 2019 to Prospectus

Dated January 28, 2019

The Board of Trustees of Centre Funds (the “Trust”), based upon the recommendation of Centre Asset Management, LLC, the investment adviser (the “Adviser”) to the Centre Global Infrastructure Fund (the “Fund”), approved an Amended and Restated Expense Limitation Agreement between the Adviser and the Trust, on behalf of the Fund, effective July 22, 2019.

The section of the Prospectus entitled "Summary of Centre Global Infrastructure Fund – Fees and Expenses of the Fund – Annual Fund Operating Expenses” is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class
Management Fees	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses
Shareholder Service Fees	0.05%	0.04%
Other Expenses (1)	0.41%	0.41%
Total Annual Fund Operating Expenses	1.61%	1.35%
Fee Waiver and/or Reimbursement (2)	(0.36)%	(0.35)%
Total Annual Fund Operating Expenses (after fee waiver and/or expense reimbursement)	1.25%	1.00%

[1]	“Other Expenses” include acquired fund fees and expenses, which are incurred indirectly by the Fund as a result of investing in securities of one or more investment companies.

[2]	Effective July 22, 2019, the Adviser has agreed, pursuant to an amended and restated written expense limitation agreement, to reduce its advisory fees and/or reimburse other expenses of the Fund for an initial period of one year to the extent necessary to limit total net operating expenses of the Fund, including (but not limited to) investment advisory fees of the Adviser, distribution/service (Rule 12b-1) fees, and shareholder services fees, but excluding, as applicable, any taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to an annual rate of 1.25% of the average daily net assets of the Investor Class shares and 1.00% of the average daily net assets of the Institutional Class shares. The amended and restated expense limitation agreement may be terminated at any time by the Board, upon 60 days’ written notice to the Adviser, but may not be terminated by the Adviser without the consent of the Board. No recoupment will be made more than three years after the date that the applicable amount was initially waived or reimbursed by the Adviser, and the recoupment may not cause the Fund to exceed the then-existing expense limitation for that class at the time such reimbursement or waiver was made. Any recoupment provision is limited to the lesser of (A) the expense limitation in effect at the time of the waiver; and (B) the expense limitation in effect at the time of recoupment.

The section of the Prospectus entitled "Summary of Centre Global Infrastructure Fund – Fees and Expenses of the Fund – Example” is hereby deleted in its entirety and replaced with the following:

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the expense limitation agreement is in effect for one year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:	1 Year	3 Years	5 Years	10 Years
Investor Class	$127	$473	$842	$1,878
Institutional Class	$102	$393	$706	$1,592

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YOU SHOULD RETAIN THIS SUPPLEMENT WITH YOUR

PROSPECTUS FOR FUTURE REFERENCE.